Analysis of performance by segment (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of performance by segment
Schedule of segment results - profit before tax

	Note	2018 £m	2017 £m	2016 £m
Asia:
Insurance operations	B3(i)	1,982	1,799	1,503
Asset management		182	176	141
Total Asia		2,164	1,975	1,644

US:
Jackson (US insurance operations)		1,911	2,214	2,052
Asset management		8	10	(4)
Total US		1,919	2,224	2,048

UK and Europe:
UK and Europe insurance operations:	B3(iii)
Long-term business		1,138	861	799
General insurance commissionnote (i)		19	17	29
Total UK and Europe insurance operations		1,157	878	828
UK and Europe asset managementnote (iv)		477	500	425
Total UK and Europe		1,634	1,378	1,253
Total segment profit		5,717	5,577	4,945
Other income and expenditure:
Investment return and other income		52	11	28
Interest payable on core structural borrowings		(410)	(425)	(360)
Corporate expenditurenote (ii)		(367)	(361)	(334)
SII implementation costs		—	—	(28)
Total other income and expenditure		(725)	(775)	(694)
Restructuring costs		(165)	(103)	(38)
Interest received from tax settlement		—	—	43
Adjusted IFRS operating profit based on longer-term investment returns		4,827	4,699	4,256
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(558)	(1,563)	(1,678)
Amortisation of acquisition accounting adjustmentsnote (iii)		(46)	(63)	(76)
(Loss) gain on disposal of businesses and corporate transactions	D1.1	(588)	223	(227)
Profit before tax		3,635	3,296	2,275
Tax charge attributable to shareholders’ returns	B4	(622)	(906)	(354)
Profit for the year		3,013	2,390	1,921

Attributable to:
Equity holders of the Company		3,010	2,389	1,921
Non-controlling interests		3	1	—

Basic earnings per share (in pence)	Note	2018	2017	2016
Based on adjusted IFRS operating profit based on longer-term investment returnsnote (v)	B5	156.6p	145.2p	131.3p
Based on profit for the year	B5	116.9p	93.1p	75.0p

Notes

(i)   The majority of the general insurance commission is not expected to recur in future years.

(ii)  Corporate expenditure as shown above is primarily for Group Head Office and Asia Regional Head Office.

(iii)  Amortisation of acquisition accounting adjustments principally relate to the REALIC business of Jackson which was acquired in 2012.

(iv)  UK and Europe asset management adjusted IFRS operating profit based on longer-term investment returns:

	2018 £m	2017 £m	2016 £m
Asset management fee income	1,098	1,027	900
Other income	2	7	23
Staff costs*	(384)	(400)	(332)
Other costs*	(270)	(202)	(212)
Underlying profit before performance-related fees	446	432	379
Share of associate results	16	15	13
Performance-related fees	15	53	33
Total UK and Europe asset management adjusted IFRS operating profit based on longer-term investment returns	477	500	425

*Staff and other costs include £27 million of charges incurred preparing for Brexit.

(v)  Tax charges have been reflected as operating and non-operating in the same way as for the pre-tax items. Further details on tax charges are provided in note B4.

Schedule of UK and Europe asset management operating profit based on longer-term investments returns

	2018 £m	2017 £m	2016 £m
Asset management fee income	1,098	1,027	900
Other income	2	7	23
Staff costs*	(384)	(400)	(332)
Other costs*	(270)	(202)	(212)
Underlying profit before performance-related fees	446	432	379
Share of associate results	16	15	13
Performance-related fees	15	53	33
Total UK and Europe asset management adjusted IFRS operating profit based on longer-term investment returns	477	500	425

*Staff and other costs include £27 million of charges incurred preparing for Brexit.

(v)

Schedules of short-term fluctuations in investment returns on shareholder-backed business

	2018 £m	2017 £m	2016 £m
Asia operationsnote (i)	(512)	(1)	(225)
US operationsnote (ii)	(100)	(1,568)	(1,455)
UK and Europe operationsnote (iii)	34	(14)	206
Other operationsnote (iv)	20	20	(204)
Total	(558)	(1,563)	(1,678)

(i)     Asia operations

In Asia, the negative short-term fluctuations of £(512) million (2017: negative £(1) million; 2016: negative £(225) million) principally reflect net value movements on assets and related liabilities following increases in bond yields and falls in equity markets during the year , especially in those countries where policyholder liabilities use a valuation interest rate which does not reflect all movements in interest rates in the period.

(ii)    US operations

The short-term fluctuations in investment returns for US insurance operations are reported net of the related charge for amortisation of deferred acquisition costs of £(114) million as shown in note C5.2(a) (2017: credit of £462 million; 2016: credit of £565 million) and comprise amounts in respect of the following items:

	2018 £m	2017 £m	2016 £m
Net equity hedge resultnote (a)	(58)	(1,490)	(1,587)
Other than equity-related derivativesnote (b)	(64)	(36)	(126)
Debt securitiesnote (c)	(31)	(73)	201
Equity-type investments: actual less longer-term return	38	12	35
Other items	15	19	22
Total	(100)	(1,568)	(1,455)

Notes

(a)	Net equity hedge result

The net equity hedge result relates to the accounting effect of market movements on both the value of guarantees in Jackson’s variable annuity and fixed index annuity products and on the related derivatives used to manage the exposures inherent in these guarantees. The level of fees recognised in non-operating profit is determined by reference to that allowed for within the reserving basis. The variable annuity guarantees are valued in accordance with either Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures (formerly FAS 157) or ASC Topic 944, Financial Services – Insurance (formerly SOP 03-01) depending on the type of guarantee. Both approaches require an entity to determine the total fee (‘the fee assessment’) that is expected to fund future projected benefit payments arising using the assumptions applicable for that method. The method under FAS 157 requires this fee assessment to be fixed at the time of issue. As the fees included within the initial fee assessment are earned, they are included in non-operating profit to match the corresponding movement in the guarantee liability. As the Group applies US GAAP for the measured value of the product guarantees this item also includes asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ as described in note B1.3(c) below.

The net equity hedge result therefore includes significant accounting mismatches and other factors that do not represent the economic result. These other factors include:

–The variable annuity guarantees and fixed index annuity embedded options being only partially fair valued under ‘grandfathered’ US GAAP as described in note B1.3(c);

–The interest rate exposure being managed through the other than equity-related derivative programme explained in note (b) below; and

–Jackson’s management of its economic exposures for a number of other factors that are treated differently in the accounting frameworks such as future fees and assumed volatility levels.

The net equity hedge result (net of related DAC amortisation in accordance with the policy that DAC is amortised in line with emergence of margins) can be summarised as follows:

	2018 £m	2017 £m	2016 £m
Fair value movements on equity hedge instruments*	299	(1,871)	(1,786)
Accounting value movements on the variable and fixed index annuity guarantee liabilities†	(894)	(99)	(188)
Fee assessments net of claim payments	537	480	387
Total	(58)	(1,490)	(1,587)

*     Held to manage equity exposures of the variable annuity guarantees and fixed index annuity options.

†     The accounting value movements on the variable and fixed index annuity guarantee liabilities reflect the impact of market movements and changes in economic and actuarial assumptions. Actuarial assumptions include consideration of persistency, mortality and the expected utilisation of certain features attaching to variable annuity contracts. Assumptions are updated annually via a comparison to experience and after applying expert judgement for how experience may change in the future. Routine updates in 2018 reduced profit before tax (after allowing related changed to DAC amortisation) by £143 million (2017: £382 million).

(b)  Other than equity-related derivatives

The fluctuations for this item comprise the net effect of:

–Fair value movements on free-standing, other than equity-related derivatives;

–Fair value movements on the Guaranteed Minimum Income Benefit (GMIB) reinsurance asset that are not matched by movements in the underlying GMIB liability, which is not fair valued as explained in note B1.3; and

–Related amortisation of DAC.

The free-standing, other than equity-related derivatives are held to manage interest rate exposures and durations within the general account and the variable annuity guarantees and fixed index annuity embedded options described in note (a) above. Accounting mismatches arise because of differences between the measurement basis  and presentation of the derivatives, which are fair valued with movements recorded in the income statement, and the exposures they are intended to manage.

(c)  Short-term fluctuations related to debt securities

	2018 £m	2017 £m	2016 £m
(Charges) credits in the year:
Losses on sales of impaired and deteriorating bonds	(4)	(3)	(94)
Defaults	—	—	(4)
Bond write-downs	(4)	(2)	(35)
Recoveries/reversals	19	10	15
Total credits (charge) in the year	11	5	(118)
Risk margin allowance deducted from adjusted IFRS operating profit based on longer-term investment returns*	77	86	89
	88	91	(29)
Interest-related realised (losses) gains:
Losses arising in the year	(8)	(43)	376
Less: Amortisation of gains and losses arising in current and prior years to adjusted IFRS operating profit based on longer-term investment returns	(116)	(140)	(135)
	(124)	(183)	241
Related amortisation of deferred acquisition costs	5	19	(11)
Total short-term fluctuations related to debt securities	(31)	(73)	201

*      The debt securities of Jackson are held in the general account of the business. Realised gains and losses are recorded in the income statement with normalised returns included in adjusted IFRS operating profit  based on longer-term investment returns with variations from year to year included in the short-term fluctuations category. The risk margin reserve charge for longer-term credit-related losses included in adjusted IFRS operating profit based on longer-term investment returns of Jackson for 2018 is based on an average annual risk margin reserve of 18 basis points (2017: 21 basis points; 2016: 21 basis points) on average book values of US$57.1 billion (2017: US$55.3 billion; 2016: US$56.4 billion) as shown below:

Moody’s rating category (or equivalent under NAIC ratings of mortgage-backed securities)

	2018				2017				2016
	Average				Average				Average
	book		Annual		book		Annual		book		Annual
	value	RMR	expected loss		value	RMR	expected loss		value	RMR	expected loss
	US$m	%	US$m	£m	US$m	%	US$m	£m	US$m	%	US$m	£m
A3 or higher	29,982	0.10	(31)	(23)	27,277	0.12	(33)	(25)	29,051	0.12	(36)	(27)
Baa1, 2 or 3	25,814	0.21	(55)	(40)	26,626	0.22	(58)	(45)	25,964	0.24	(62)	(46)
Ba1, 2 or 3	1,042	0.98	(10)	(8)	1,046	1.03	(11)	(8)	1,051	1.07	(11)	(8)
B1, 2 or 3	289	2.64	(8)	(6)	318	2.70	(9)	(7)	312	2.95	(9)	(7)
Below B3	11	3.69	-	-	23	3.78	(1)	(1)	40	3.81	(2)	(1)
Total	57,138	0.18	(104)	(77)	55,290	0.21	(112)	(86)	56,418	0.21	(120)	(89)

Related amortisation of deferred acquisition costs (see below)			22	15			21	15			23	17
Risk margin reserve charge to adjusted IFRS operating profit for longer-term credit-related losses			(82)	(62)			(91)	(71)			(97)	(72)

Consistent with the basis of measurement of insurance assets and liabilities for Jackson’s IFRS results, the charges and credits to adjusted IFRS operating profits based on longer-term investment returns are partially offset by related amortisation of deferred acquisition costs.

In addition to the accounting for realised gains and losses described above for Jackson general account debt securities, included within the statement of other comprehensive income is a pre-tax charge of £(1,371) million for net unrealised losses on debt securities classified as available-for-sale net of related amortisation of deferred acquisition costs (2017: credit of £541 million; 2016: credit of £48 million). Temporary market value movements do not reflect defaults or impairments. Additional details of the movement in the value of the Jackson portfolio are included in note C3.2(b).

(iii)    UK and Europe operations

The positive short-term fluctuations in investment returns for the UK and Europe operations of £34 million (2017: negative £14 million; 2016: positive £206 million) mainly arises from unrealised gains on equity options held to hedge the value of future shareholder transfers from the with-profits fund partially offset by losses on corporate bonds backing capital to support the remaining annuity business, given the increase in interest rates and credit spreads in 2018.

(iv)    Other operations

The positive short-term fluctuations in investment returns for other operations of £20 million (2017: positive £20 million; 2016: negative £(204) million) include unrealised value movements on financial instruments held outside of the main life operations.

Schedule of average annual risk margin reserve

Moody’s rating category (or equivalent under NAIC ratings of mortgage-backed securities)

	2018				2017				2016
	Average				Average				Average
	book		Annual		book		Annual		book		Annual
	value	RMR	expected loss		value	RMR	expected loss		value	RMR	expected loss
	US$m	%	US$m	£m	US$m	%	US$m	£m	US$m	%	US$m	£m
A3 or higher	29,982	0.10	(31)	(23)	27,277	0.12	(33)	(25)	29,051	0.12	(36)	(27)
Baa1, 2 or 3	25,814	0.21	(55)	(40)	26,626	0.22	(58)	(45)	25,964	0.24	(62)	(46)
Ba1, 2 or 3	1,042	0.98	(10)	(8)	1,046	1.03	(11)	(8)	1,051	1.07	(11)	(8)
B1, 2 or 3	289	2.64	(8)	(6)	318	2.70	(9)	(7)	312	2.95	(9)	(7)
Below B3	11	3.69	-	-	23	3.78	(1)	(1)	40	3.81	(2)	(1)
Total	57,138	0.18	(104)	(77)	55,290	0.21	(112)	(86)	56,418	0.21	(120)	(89)

Related amortisation of deferred acquisition costs (see below)			22	15			21	15			23	17
Risk margin reserve charge to adjusted IFRS operating profit for longer-term credit-related losses			(82)	(62)			(91)	(71)			(97)	(72)

Schedule of equity-type securities

	2018			2017			2016
Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds	6.7	% to	7.2%	6.1	% to	6.5%	5.5	% to	6.5%
Other equity-type securities such as investments in limited partnerships and private equity funds	8.7	% to	9.2%	8.1	% to	8.5%	7.5	% to	8.5%

Schedule of segmental income statements

	2018 £m
					Unallocated
					to a segment
			UK and	Total	(other	Group
	Asia	US	Europe	segment	operations)	total
					note (ix)
Gross premiums earnednote(iv)	16,469	17,656	13,061	47,186	38	47,224
Outward reinsurance premiumsnote(i)	(575)	(309)	(13,137)	(14,021)	(2)	(14,023)
Earned premiums, net of reinsurance	15,894	17,347	(76)	33,165	36	33,201
Other incomenote(ii),(iii)	309	50	1,595	1,954	39	1,993
Total external revenuenote(v),(vi)	16,203	17,397	1,519	35,119	75	35,194
Intra-group revenue	42	50	3	95	(95)	—
Interest incomenote(vii)	1,086	2,016	3,039	6,141	51	6,192
Other investment returnnote B1.5	(3,240)	(6,804)	(6,476)	(16,520)	65	(16,455)
Total revenue, net of reinsurance	14,091	12,659	(1,915)	24,835	96	24,931
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurancenote(i),(iv)	(8,736)	(8,790)	4,977	(12,549)	(19)	(12,568)
Acquisition costs and other operating expenditurenote B2, note(iii),(iv)	(3,866)	(2,077)	(2,360)	(8,303)	(552)	(8,855)
Interest on core structural borrowings	—	(15)	—	(15)	(395)	(410)
Loss on disposal of businesses and corporate transactionsnote D1.1	(11)	(38)	—	(49)	(31)	(80)
Total charges, net of reinsurance and loss on disposal of businesses	(12,613)	(10,920)	2,617	(20,916)	(997)	(21,913)
Share of profit from joint ventures and associates, net of related tax	239	—	52	291	—	291
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)note(viii)	1,717	1,739	754	4,210	(901)	3,309
Tax (charge) credit attributable to policyholders’ returns	(80)	—	406	326	—	326
Profit (loss) before tax attributable to shareholders	1,637	1,739	1,160	4,536	(901)	3,635
Analysis of profit (loss) before tax
Adjusted IFRS operating profit (loss) based on longer-term investment returns	2,164	1,919	1,634	5,717	(890)	4,827
Short-term fluctuations in investment returns on shareholder-backed business	(512)	(100)	34	(578)	20	(558)
Amortisation of acquisition accounting adjustments	(4)	(42)	—	(46)	—	(46)
Loss on disposal of businesses and corporate transactionsnote D1.1	(11)	(38)	(508)	(557)	(31)	(588)
	1,637	1,739	1,160	4,536	(901)	3,635

	2017 £m
					Unallocated
					to a segment
			UK and	Total	(other	Group
	Asia	US	Europe	segment	operations)	total
					note (ix)
Gross premiums earned	15,688	15,164	13,126	43,978	27	44,005
Outward reinsurance premiums	(656)	(352)	(1,050)	(2,058)	(4)	(2,062)
Earned premiums, net of reinsurance	15,032	14,812	12,076	41,920	23	41,943
Other incomenote (ii),(iii)	307	669	1,234	2,210	48	2,258
Total external revenuenote (v),(vi)	15,339	15,481	13,310	44,130	71	44,201
Intra-group revenue	40	64	5	109	(109)	—
Interest incomenote (vii)	932	2,085	3,413	6,430	67	6,497
Other investment returnnote B1.5	8,063	16,448	11,171	35,682	10	35,692
Total revenue, net of reinsurance	24,374	34,078	27,899	86,351	39	86,390
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(18,291)	(31,205)	(23,025)	(72,521)	(11)	(72,532)
Acquisition costs and other operating expenditurenote B2, note(iii)	(4,053)	(2,257)	(3,206)	(9,516)	(477)	(9,993)
Interest on core structural borrowings	—	(16)	—	(16)	(409)	(425)
Gain on disposal of businesses and corporate transactionsnote D1.1	61	162	—	223	—	223
Re-measurement of the sold Korea life business	5	—	—	5	—	5
Total charges, net of reinsurance and gain on disposal of business	(22,278)	(33,316)	(26,231)	(81,825)	(897)	(82,722)
Share of profit from joint ventures and associates, net of related tax	181	—	121	302	—	302
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)note (viii)	2,277	762	1,789	4,828	(858)	3,970
Tax charge attributable to policyholders’ returns	(249)	—	(425)	(674)	—	(674)
Profit (loss) before tax attributable to shareholders	2,028	762	1,364	4,154	(858)	3,296
Analysis of profit (loss) before tax
Adjusted IFRS operating profit (loss) based on longer-term investment returns	1,975	2,224	1,378	5,577	(878)	4,699
Short-term fluctuations in investment returns on shareholder-backed business	(1)	(1,568)	(14)	(1,583)	20	(1,563)
Amortisation of acquisition accounting adjustments	(7)	(56)	—	(63)	—	(63)
Gain on disposal of businesses and corporate transactionsnote D1.1	61	162	—	223	—	223
	2,028	762	1,364	4,154	(858)	3,296

	2016 £m
					Unallocated
					to a segment
			UK and	Total	(other	Group
	Asia	US	Europe	segment	operations)	total
					note (ix)
Gross premiums earned	14,006	14,685	10,290	38,981	—	38,981
Outward reinsurance premiums	(648)	(367)	(1,005)	(2,020)	—	(2,020)
Earned premiums, net of reinsurance	13,358	14,318	9,285	36,961	—	36,961
Other incomenote (ii),(iii)	253	684	1,222	2,159	87	2,246
Total external revenenote (v),(vi)	13,611	15,002	10,507	39,120	87	39,207
Intra-group revenue	27	53	4	84	(84)	—
Interest incomenote (vii)	875	2,151	4,517	7,543	104	7,647
Other investment returnnote B1.5	2,042	5,461	17,578	25,081	(217)	24,864
Total revenue, net of reinsurance	16,555	22,667	32,606	71,828	(110)	71,718
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(11,442)	(20,214)	(27,710)	(59,366)	—	(59,366)
Acquisition costs and other operating expenditurenote B2, note (iii)	(3,684)	(1,913)	(2,689)	(8,286)	(438)	(8,724)
Interest on core structural borrowings	—	(15)	—	(15)	(345)	(360)
Remeasurement of the sold Korea life businessnote D1	(238)	—	—	(238)	—	(238)
Total charges, net of reinsurance and gain (loss) on disposal of businesses	(15,364)	(22,142)	(30,399)	(67,905)	(783)	(68,688)
Share of profit from joint ventures and associates, net of related tax	148	—	34	182	—	182
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)note (viii)	1,339	525	2,241	4,105	(893)	3,212
Tax charge attributable to policyholders’ returns	(155)	—	(782)	(937)	—	(937)
Profit (loss) before tax attributable to shareholders	1,184	525	1,459	3,168	(893)	2,275
Analysis of profit (loss) before tax
Adjusted IFRS operating profit (loss) based on longer-term investment returns	1,644	2,048	1,253	4,945	(689)	4,256
Short-term fluctuations in investment returns on shareholder-backed business	(225)	(1,455)	206	(1,474)	(204)	(1,678)
Amortisation of acquisition accounting adjustments	(8)	(68)	—	(76)	—	(76)
Loss on disposal of businesses and corporate transactionsnote D1	(227)	—	—	(227)	—	(227)
	1,184	525	1,459	3,168	(893)	2,275

Notes

(i)   Outward reinsurance premiums of £(14,023) million includes the £(12,149) million paid during the year in respect of the reinsurance of the UK annuity portfolio. The associated increase in reinsurance assets is included in outward reinsurers’ share of benefits and claims and the consequential change in policyholder liabilities is included in benefits and claims. See note D1.1 for further details.

(ii)  Included within other income is revenue from the Group’s asset management business of £1,489 million (2017: £1,371 million; 2016: £1,147 million). The remaining other income includes revenue from external customers. Other income also includes £20 million (2017: £7 million; 2016: £8 million) relating to financial instruments that are not held at fair value through profit or loss. The 2017 and 2016 comparative also included amounts for broker-dealer fees generated by the US broker-dealer network which was disposed of in August 2017, amounting to £542 million and £550 million respectively.

(iii)  Following the adoption of IFRS 15, the 2017 and 2016 comparative results have been re-presented as described in note A2.

(iv)  In October 2018, Jackson entered into a 100 per cent reinsurance agreement with John Hancock Life Insurance Company  (John Hancock USA) to acquire a closed block of group payout annuity business. The transaction resulted in an addition to gross premiums earned of £3.7 billion and a corresponding increase in benefits and claims of £4.1 billion for the increase in policyholder liabilities and a decrease in other operating expenditure for negative ceding commissions of £0.4 billion at the inception of the contract. There was no material impact on adjusted IFRS operating profit based on longer-term investment returns or total profit as a result of the transaction.

(v)  In Asia, external revenue from no one individual market exceeds 10 per cent of the Group total except for Hong Kong in 2018, 2017 and 2016. Total external revenue of Hong Kong is £7,719 million (2017: £7,269 million; 2016: £6,313 million).

(vi)  Total external revenue shown in the tables above is all from external customers except for £166 million within the 2018 amount for UK and Europe of £1,519 million. The £166 million represents the insurance recoveries recognised in respect of costs associated with the review of past annuity sales as described further in note C11.

(vii) Interest income includes £4 million (2017: £3 million; 2016: £3 million) accrued in respect of impaired securities.

(viii) This measure is the formal profit (loss) before tax measure under IFRS but is not the result attributable to shareholders.

(ix)  Unallocated to a segment includes central operations (Group and Asia Regional Head Offices and Group borrowings), Prudential Capital and Africa operations. In addition, this column includes intra-group eliminations, including the elimination of the intra-group reinsurance contract between the UK with-profits and Asia with-profits businesses.

(x)  Due to the nature of the business of the Group, there is no reliance on any major customers.

Schedule of other investment return

	2018 £m	2017 £m	2016 £m
Realised and unrealised (losses) gains on securities at fair value through profit or loss	(19,665)	33,121	28,489
Realised and unrealised (losses) on derivatives at fair value through profit or loss	(941)	(1,624)	(7,050)
Realised gains (losses) on available-for-sale securities, previously recognised in other comprehensive income*	11	(26)	270
Realised (losses) gains on loans	(4)	9	91
Dividends	2,362	2,654	2,283
Other investment income	1,782	1,558	781
Other investment return	(16,455)	35,692	24,864

*   Including impairment.

Schedule of additional analysis of performance by segment

B1.6(a) Asia

	2018 £m				2017 £m	2016 £m
		Asset
	Insurance	management	Eliminations	Total	Total	Total
Earned premiums, net of reinsurance	15,894	—	—	15,894	15,032	13,358
Other income	99	210	—	309	307	253
Total external revenue	15,993	210	—	16,203	15,339	13,611
Intra-group revenue	—	158	(116)	42	40	27
Interest income	1,083	3	—	1,086	932	875
Other investment return	(3,240)	—	—	(3,240)	8,063	2,042
Total revenue, net of reinsurance	13,836	371	(116)	14,091	24,374	16,555
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(8,736)	—	—	(8,736)	(18,291)	(11,442)
Acquisition costs and other expenditurenote B2	(3,732)	(250)	116	(3,866)	(4,053)	(3,684)
(Loss) gain on disposal of businesses and corporate transactionsnote D1.1	(11)	—	—	(11)	61	—
Remeasurement of the sold Korea life businessnote D1.1	—	—	—	—	5	(238)
Total charges, net of reinsurance and (loss) gain on disposal of businesses	(12,479)	(250)	116	(12,613)	(22,278)	(15,364)
Share of profit from joint ventures and associates, net of related tax	178	61	—	239	181	148
Profit before tax (being tax attributable to shareholders’ and policyholders’ returns)	1,535	182	—	1,717	2,277	1,339
Tax charge attributable to policyholders’ returns	(80)	—	—	(80)	(249)	(155)
Profit before tax attributable to shareholders	1,455	182	—	1,637	2,028	1,184

Analysis of profit (loss) before tax
Adjusted IFRS operating profit based on longer-term investment returns	1,982	182	—	2,164	1,975	1,644
Short-term fluctuations in investment returns on shareholder-backed business	(512)	—	—	(512)	(1)	(225)
Amortisation of acquisition accounting adjustments	(4)	—	—	(4)	(7)	(8)
(Loss) gain on disposal of businesses and corporate transactionsnote D1.1	(11)	—	—	(11)	61	(227)
	1,455	182	—	1,637	2,028	1,184

B1.6(b) US

	2018 £m				2017 £m	2016 £m
		Asset
	Insurance	management note (i)	Eliminations	Total	Total	Total
Earned premiums, net of reinsurancenote (ii)	17,347	—	—	17,347	14,812	14,318
Other income	5	45	—	50	669	684
Total external revenue	17,352	45	—	17,397	15,481	15,002
Intra-group revenue	—	118	(68)	50	64	53
Interest income	2,016	—	—	2,016	2,085	2,151
Other investment return	(6,784)	(20)	—	(6,804)	16,448	5,461
Total revenue, net of reinsurance	12,584	143	(68)	12,659	34,078	22,667
Benefits and claimsnote (ii)	(8,790)	—	—	(8,790)	(31,205)	(20,214)
Interest on core structural borrowings	(15)	—	—	(15)	(16)	(15)
Acquisition costs and other operating expenditurenote B2, note (ii)	(2,010)	(135)	68	(2,077)	(2,257)	(1,913)
(Loss) gain on disposal of businesses and corporate transactionsnote D1.1	—	(38)	—	(38)	162	—
Total charges, net of reinsurance and gain on disposal of businesses	(10,815)	(173)	68	(10,920)	(33,316)	(22,142)
Profit before tax	1,769	(30)	—	1,739	762	525

Analysis of profit (loss) before tax
Adjusted IFRS operating profit based on longer-term investment returns	1,911	8	—	1,919	2,224	2,048
Short-term fluctuations in investment returns on shareholder-backed business	(100)	—	—	(100)	(1,568)	(1,455)
Amortisation of acquisition accounting adjustments	(42)	—	—	(42)	(56)	(68)
(Loss) gain on disposal of businesses and corporate transactionsnote D1.1	—	(38)	—	(38)	162	—
	1,769	(30)	—	1,739	762	525

Notes

(i)

In 2017, the US total revenue and total charges included NPH broker dealer fees of £542 million (2016: £550 million) within other income and other operating expenditure, respectively. The Group disposed of its US independent broker-dealer network in August 2017.

(ii)

In October 2018, Jackson entered into an agreement with John Hancock Life to reinsure 100 per cent of the group payout annuity business. The transaction resulted in an addition to gross premiums earned of £3.7 billion and a corresponding increase in benefits and claims of £4.1 billion for the increase in policyholder liabilities and a decrease in other operating expenditure for negative ceding commissions of £0.4 billion at the inception of the contract. There was no material impact on adjusted IFRS operating profit based on longer-term investment returns or total profit as a result of the transaction.